Leases - Total contractual cash flow carrying amount (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	€ 7,025
Lease liabilities	6,514	€ 2,790
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	2,205
1-3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	3,137
3-5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	1,251
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	€ 432